Supplement to the
Fidelity Advisor® Series Short-Term Credit Fund
October 30, 2017
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements similar information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Mr. Potenza as of October 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	7	39
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$17,977	$26,853	$14,445
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Advisor® Series Short-Term Credit Fund ($190 (in millions) assets managed).

As of October 31, 2017, the dollar range of shares of Fidelity Advisor® Series Short-Term Credit Fund beneficially owned by Mr. Potenza was none.

ASS1B-17-02 1.9883854.101	December 15, 2017

Supplement to the
Fidelity® Conservative Income Bond Fund
Institutional Class
October 30, 2017
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements similar information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Mr. Potenza as of October 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	7	39
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$17,977	$26,853	$14,445
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Conservative Income Bond Fund ($7,543 (in millions) assets managed).

As of October 31, 2017, the dollar range of shares of Fidelity® Conservative Income Bond Fund beneficially owned by Mr. Potenza was none.

FCV-IB-17-01 1.927860.104	December 15, 2017

Supplement to the
Fidelity® Conservative Income Bond Fund
October 30, 2017
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements similar information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Mr. Potenza as of October 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	7	39
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$17,977	$26,853	$14,445
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Conservative Income Bond Fund ($7,543 (in millions) assets managed).

As of October 31, 2017, the dollar range of shares of Fidelity® Conservative Income Bond Fund beneficially owned by Mr. Potenza was none.

FCVB-17-01 1.927859.104	December 15, 2017

Supplement to the
Fidelity® Series Short-Term Credit Fund
October 30, 2017
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements similar information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Mr. Potenza as of October 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	7	39
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$17,977	$26,853	$14,445
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Series Short-Term Credit Fund ($2,087 (in millions) assets managed).

As of October 31, 2017, the dollar range of shares of Fidelity® Series Short-Term Credit Fund beneficially owned by Mr. Potenza was none.

SS1B-17-02 1.9883851.101	December 15, 2017